Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2016
Scheduled Principal Repayment of Long-term Loan

The principal repayment schedule of this long-term loan was as follow:

	USD	RMB
June 1, 2017	$648	4.5 million
June 1, 2018	720	5 million
June 1, 2019	936	6.5 million
June 1, 2020	1,080	7.5 million
June 1, 2021	1,224	8.5 million
June 1, 2022	1,368	9.5 million
June 1, 2023	1,512	10.5 million
June 1, 2024	1,657	11.5 million
June 1, 2025	1,801	12.5 million
May 20, 2026	2,017	14 million

Total	$12,963	90 million